Subsequent Events (Details) - USD ($)				9 Months Ended
	Nov. 01, 2023	Oct. 12, 2022	Jan. 11, 2022	Sep. 30, 2023	Oct. 03, 2023	Jul. 13, 2023	Jun. 30, 2023	Jun. 28, 2023
Subsequent Events [Line Items]
Cashless warrants				1,870
Company issued per share (in Dollars per share)				$ 0.65				$ 4.5
Prefunded warrants		15,900	14,800	530,000
Prefunded warrants per share (in Dollars per share)				$ 0.64
Prefunded warrant exercise price (in Dollars per share)				$ 0.01
Gross proceeds (in Dollars)				$ 1,554,700
Investor exercised shares							210,319	500,000
Non-Adjusting Events After Reporting Period [Member]
Subsequent Events [Line Items]
Company issued per share (in Dollars per share)						$ 4.5
Prefunded warrants	180,000
Converted common stock shares	177,313
Investor exercised shares						514,500
Non-Adjusting Events After Reporting Period [Member] | RSU’s [Member]
Subsequent Events [Line Items]
Investor exercised shares					900
Non-Adjusting Events After Reporting Period [Member] | Restricted share units [member]
Subsequent Events [Line Items]
Investor exercised shares					900